Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-2

Collection Period	04/01/20-04/30/20
Determination Date	5/11/2020
Distribution Date	5/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$135,226,027.41
2.	Collections allocable to Principal		$9,735,093.13
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$366,340.40
5.	Pool Balance on the close of the last day of the related Collection Period		$125,124,593.88
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		23,243
7.	Initial Pool Balance		$1,175,000,014.34
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$0.00	$0.00
	e. Class A-4 Note Balance	$51,251,027.34	$41,149,593.81
	f. Class B Note Balance	$28,200,000.00	$28,200,000.00
	g. Class C Note Balance	$31,700,000.00	$31,700,000.00
	h. Class D Note Balance	$18,200,000.00	$18,200,000.00
	i. Note Balance (sum a - h)	$129,351,027.34	$119,249,593.81
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.0000000	0.0000000
	e. Class A-4 Note Pool Factor	0.4499651	0.3612783
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.1100860	0.1014890
10.	Overcollateralization Target Amount		$5,875,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,875,000.07
12.	Weighted Average Coupon		7.99%
13.	Weighted Average Original Term	months	69.34
14.	Weighted Average Remaining Term	months	18.29
15.	1-Month LIBOR for the interest period ending 5/14/2020		0.81400%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2020		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$854,862.51
	b. Liquidation Proceeds allocable to Finance Charge		$2,846.73
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$857,709.24
18.	Principal:
	a. Collections allocable to Principal		$9,735,093.13
	b. Liquidation Proceeds allocable to Principal		$166,092.68
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$9,901,185.81
19.	Total Finance Charge and Principal Collections (17d + 18d)		$10,758,895.05
20.	Interest Income from Collection Account		$1,978.19
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$10,760,873.24

Available Funds
23.	Available Collections	$10,760,873.24
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$10,760,873.24
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$112,688.36
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$112,688.36
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$0.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$0.00
	m. Class A-4 Monthly Interest	$71,751.44
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$71,751.44
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,760.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,760.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$67,626.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$67,626.67
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$49,291.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$49,291.67

36.	Quaternary Principal Distributable Amount	$4,226,433.46
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$4,578,551.60
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,875,000.07
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$857,709.24
	b. Total Daily Deposits of Principal Collections	$9,901,185.81
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,978.19
	e. Total Deposits to Collection Account (sum a - d)	$10,760,873.24
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$112,688.36
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$10,340,863.31
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$307,321.57
	f. Total Withdrawals from Collection Account (sum a - e)	$10,760,873.24
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$0.00
	e. Class A-4 Interest Distribution	$71,751.44
	f. Class B Interest Distribution	$50,760.00
	g. Class C Interest Distribution	$67,626.67
	h. Class D Interest Distribution	$49,291.67
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$10,101,433.53
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$10,340,863.31
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$0.00
	e. Class A-4 Distribution	$10,173,184.97
	f. Class B Distribution	$50,760.00
	g. Class C Distribution	$67,626.67
	h. Class D Distribution	$49,291.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$10,340,863.31

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$307,321.57
	b. Reserve Account surplus (Ln 57)	$580.69
	c. Total Deposits to Certificate Payment Account (sum a - b)	$307,902.26
48.	Withdrawals
	a. Certificateholder Distribution	$307,902.26
	b. Total Withdrawals from Certificate Payment Account	$307,902.26
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,937,500.04	$2,937,500.04
	b. Note Balance	$119,249,593.81
50.	Required Reserve Account Amount	$2,937,500.04
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,937,500.04
52.	Investment Earnings	$580.69
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,938,080.73
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$580.69
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,937,500.04
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$112,688.36
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$10,340,863.31
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$307,321.57
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$580.69
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$10,173,184.97
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$50,760.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$67,626.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$49,291.67
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$307,902.26

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	553	$4,492,027.99
	b. 61 to 90 days past due	231	$1,980,893.11
	c. 91 to 120 days past due	80	$574,451.39
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	864	$7,047,372.49
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)		5.6323%

76.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	49	$366,340.40
78.	Recoveries	166	$168,939.41
79.	Net Losses (Ln 77 - Ln 78)		$197,400.99
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)		0.1460%

Cumulative Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	3,893	$49,798,838.99
82.	Recoveries	3,282	$22,499,614.39
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$27,299,224.60
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)		2.3233%
85.	Average Net Loss on Defaulted Receivables		$7,012.39

Other Servicing Information

86.	Principal Balance of Receivables extended during the Collection Period		$10,715,891.00
87.	Pool Balance on the close of the last day of the preceding Collection Period		$135,226,027.41
88.	Ratio of extensions to pool balance (Ln 86 / Ln 87)		7.92%

Servicer Covenant
89.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,745,966,000.00
90.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 11, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer